Income Tax	12 Months Ended
Dec. 31, 2025
Income Tax [Abstract]
INCOME TAX
9.	INCOME TAX

The Group is subject to income tax on an entity basis on profits arising in or derived from the jurisdictions in which members of the Group are domiciled and operate.

Cayman Islands

Under the current laws of the Cayman Islands, the Company and Ascentage Pharma Group International are not subject to tax on income or capital gain arising in the Cayman Islands. Additionally, upon payments of dividends by these companies to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

The subsidiaries incorporated in Hong Kong are subject to income tax at the rate of 16.5% on the estimated assessable profits arising in Hong Kong. For the years ended December 31, 2023, 2024 and 2025, the Company did not make any provisions for Hong Kong profits tax as there were no assessable profits derived from or earned in Hong Kong for any of the periods presented.

United States

The subsidiary operating in the United States is subject to tax at a maximum of 21.36% and 21.61%, respectively, for the years ended December 31, 2024 and 2025. No provision for income tax has been made as the Group had no assessable profits earned in the United States during the reporting period.

A requirement to capitalize and amortize previously deductible research and experimental expenses resulting from a change in Section 174 made by the Tax Cuts and Jobs Act of 2017 (the “TCJA”) became effective on January 1, 2022. Under the TCJA, the Company is required to capitalize and subsequently amortize R&D expenses over five years for research activities conducted within the U.S. and fifteen years for research activities conducted outside of the U.S.

In July 2025, the One Big Beautiful Bill Act (“OBBBA”) was enacted, which reinstated current deductibility of domestic research and experimental expenditures and provided an election to accelerate the recovery of previously capitalized costs. The Company did not elect to accelerate the deduction of previously capitalized domestic research and experimental expenditures and will continue to amortize such costs over the remaining statutory periods.

Chinese mainland

The Company’s subsidiaries domiciled in the PRC are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax law (the “EIT Law”), which was effective since January 1, 2008, except for the following entities which are eligible for a preferential tax rate.

Healthquest Pharma was qualified as a High and New Technology Enterprise (“HNTE”) and was subject to a preferential rate of 15% for three years from 2022 to 2024. In 2025, Healthquest Pharma was no longer qualified as a HNTE and thus subject to the statutory tax rate of 25%.

Suzhou Yasheng was recognized as a qualified HNTE under the EIT Law by the relevant government authorities and is subject to a preferential rate of 15% for three years from 2023 to 2025.

Dividends, interest, rent or royalties payable by the Company’s PRC subsidiaries, to non-PRC resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

The current and deferred components of the income tax (credit)/expense are as follows:

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Current	-	-	29	4
Deferred (note 18)	(7,150)	10,425	6,911	988

Total income tax (credit)/expense for the year	(7,150)	10,425	6,940	992

Reconciliation between the income tax expense/(credit) computed by applying the statutory tax rate to loss before income tax and the actual provision for income tax is as follows:

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Loss before tax	(932,862)	(395,255)	(1,236,047)	(176,753)
Income tax computed at the statutory tax rate	(244,549)	(70,114)	(287,881)	(41,166)
Lower tax rate for a specific entity	59,396	7,112	59,759	8,545
Statutory income and expense	2,824	(17,534)	(12,900)	(1,845)
Items not subject to tax	(4,093)	(7,236)	(7,533)	(1,076)
Items not deductible for tax	9,192	24,045	49,582	7,091
Research and development super-deduction	(67,525)	(75,135)	(48,919)	(6,995)
(Gain)/loss attributable to joint ventures	(269)	71	(78)	(11)
Provision to return	23,311	(35,342)	68,391	9,779
Effect of tax rate changes on deferred taxes	(56,104)	(10,822)	(71,206)	(10,183)
Uncertain tax position	-	23,665	14,236	2,036
Effect of withholding tax on the interest income of the Group’s HK subsidiary	-	-	29	4
Tax loss expired	-	31,670	29,628	4,237
Deductible temporary differences not recognized	33,235	71,465	49,919	7,138
Tax losses not recognized	237,432	68,580	163,913	23,438
Income tax (credit)/expense at the Group’s effective rate	(7,150)	10,425	6,940	992

Note:	The disclosure presentation of previous periods has been adjusted to be in line with the 2025 disclosure presentation of “Tax loss expired” to ensure consistency.